Portfolio of investments—April 30, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.50%
Communication services: 14.17%
Entertainment: 2.53%
Netflix, Inc.†	2,540	$2,874,569
Interactive media & services: 10.46%
Alphabet, Inc. Class C	42,598	6,853,592
Meta Platforms, Inc. Class A	9,203	5,052,447
		11,906,039
Media: 1.18%
Trade Desk, Inc. Class A†	24,976	1,339,463
Consumer discretionary: 10.42%
Broadline retail: 6.15%
Amazon.com, Inc.†	37,920	6,993,206
Distributors: 0.60%
Pool Corp.	2,342	686,534
Hotels, restaurants & leisure: 1.62%
Chipotle Mexican Grill, Inc. Class A†	36,576	1,847,820
Specialty retail: 2.05%
Tractor Supply Co.	22,302	1,128,927
Ulta Beauty, Inc.†	3,041	1,203,141
		2,332,068
Consumer staples: 0.83%
Beverages: 0.83%
Constellation Brands, Inc. Class A	5,068	950,453
Financials: 7.63%
Capital markets: 3.38%
Intercontinental Exchange, Inc.	8,621	1,448,069
Morgan Stanley	9,367	1,081,139
S&P Global, Inc.	2,634	1,317,132
		3,846,340
Financial services: 4.25%
Corpay, Inc.†	3,950	1,285,212
Visa, Inc. Class A	10,258	3,544,139
		4,829,351
Health care: 12.89%
Biotechnology: 2.31%
Neurocrine Biosciences, Inc.†	7,588	817,152
Vertex Pharmaceuticals, Inc.†	3,554	1,810,763
		2,627,915
See accompanying notes to portfolio of investments
Allspring LT Large Growth ETF | 1

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Health care equipment & supplies: 5.98%
Align Technology, Inc.†	6,695	$1,160,244
Boston Scientific Corp.†	22,528	2,317,455
DexCom, Inc.†	19,180	1,369,068
Intuitive Surgical, Inc.†	3,792	1,955,914
		6,802,681
Health care providers & services: 1.41%
UnitedHealth Group, Inc.	3,891	1,600,913
Life sciences tools & services: 0.90%
Danaher Corp.	5,132	1,022,961
Pharmaceuticals: 2.29%
Eli Lilly & Co.	2,900	2,606,955
Industrials: 6.72%
Aerospace & defense: 1.66%
TransDigm Group, Inc.	1,339	1,892,101
Electrical equipment: 1.16%
Vertiv Holdings Co. Class A	15,394	1,314,340
Ground transportation: 3.90%
Canadian Pacific Kansas City Ltd.	21,190	1,535,639
Uber Technologies, Inc.†	20,297	1,644,260
XPO, Inc.†	11,820	1,254,338
		4,434,237
Information technology: 44.61%
Communications equipment: 1.93%
Arista Networks, Inc.†	26,768	2,202,203
Electronic equipment, instruments & components: 0.83%
Trimble, Inc.†	15,177	943,099
IT services: 1.45%
Okta, Inc.†	14,728	1,651,892
Semiconductors & semiconductor equipment: 15.06%
Analog Devices, Inc.	6,163	1,201,292
Broadcom, Inc.	21,413	4,121,360
NVIDIA Corp.	108,391	11,805,948
		17,128,600
Software: 17.99%
Adobe, Inc.†	3,568	1,337,929
Cadence Design Systems, Inc.†	7,365	2,192,855
Datadog, Inc. Class A†	15,174	1,550,176
Microsoft Corp.	24,756	9,785,056
Palo Alto Networks, Inc.†	10,041	1,876,964
See accompanying notes to portfolio of investments
2 | Allspring LT Large Growth ETF

Portfolio of investments—April 30, 2025 (unaudited)

	Shares	Value
Software(continued)
Salesforce, Inc.	6,104	$1,640,206
ServiceNow, Inc.†	2,178	2,080,012
		20,463,198
Technology hardware, storage & peripherals: 7.35%
Apple, Inc.	39,362	8,364,425
Materials: 1.28%
Chemicals: 1.28%
Ecolab, Inc.	5,798	1,457,791
Real estate: 0.95%
Real estate management & development: 0.95%
CoStar Group, Inc.†	14,507	1,075,984
Total common stocks (Cost $109,190,777)		113,195,138

		Yield
Short-term investments: 0.50%
Investment companies: 0.50%
Allspring Government Money Market Fund Select Class♠∞		4.26%	570,016	570,016
Total short-term investments (Cost $570,016)				570,016
Total investments in securities (Cost $109,760,793)	100.00%			113,765,154
Other assets and liabilities, net	(0.00)			(1,736)
Total net assets	100.00%			$113,763,418

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$1,216,045	$(646,029)	$0	$0	$570,016	570,016	$1,233
See accompanying notes to portfolio of investments
Allspring LT Large Growth ETF | 3

Notes to portfolio of investments—April 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Allspring LT Large Growth ETF

Notes to portfolio of investments—April 30, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$16,120,071	$0	$0	$16,120,071
Consumer discretionary	11,859,628	0	0	11,859,628
Consumer staples	950,453	0	0	950,453
Financials	8,675,691	0	0	8,675,691
Health care	14,661,425	0	0	14,661,425
Industrials	7,640,678	0	0	7,640,678
Information technology	50,753,417	0	0	50,753,417
Materials	1,457,791	0	0	1,457,791
Real estate	1,075,984	0	0	1,075,984
Short-term investments
Investment companies	570,016	0	0	570,016
Total assets	$113,765,154	$0	$0	$113,765,154
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At April 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring LT Large Growth ETF | 5